SCHEDULE OF CONTRACT LIABILITIES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 180,233	$ 1,400,000	$ 141,612	$ 1,100,000	$ 2,800,000
Advance from customers	31,412	244,000		64,000
Total	$ 211,645	$ 1,644,000		$ 1,164,000